SHAREHOLDERS' EQUITY (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended									2 Months Ended			3 Months Ended	4 Months Ended					8 Months Ended	10 Months Ended		12 Months Ended								15 Months Ended	99 Months Ended									12 Months Ended	4 Months Ended	1 Months Ended		12 Months Ended					15 Months Ended	1 Months Ended		12 Months Ended					15 Months Ended
	Nov. 30, 2012 USD ($)	Aug. 31, 2012 GBP (£)	Apr. 30, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Mar. 31, 2011 USD ($)	May 31, 2009 USD ($)	May 31, 2009 GBP (£)	Aug. 31, 2007 USD ($)	Feb. 28, 2005	Sep. 30, 2012 USD ($)	Feb. 29, 2012 USD ($)	Feb. 29, 2012 GBP (£)	Dec. 31, 2008 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Aug. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Aug. 31, 2010 GBP (£)	Aug. 31, 2012 USD ($)	Oct. 31, 2009 USD ($)	Oct. 31, 2009 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2005 GBP (£)	Dec. 31, 2005 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Sep. 28, 2012 USD ($)	Aug. 29, 2012 USD ($)	Dec. 31, 2011 GBP (£)	Aug. 31, 2011 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2008 GBP (£)	Dec. 31, 2012 Novmber Financing [Member] USD ($)	Jun. 30, 2012 Consulting Agreement [Member] USD ($)	Aug. 31, 2012 Minimum [Member]	Apr. 30, 2012 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)	Dec. 31, 2009 Minimum [Member] USD ($)	Dec. 31, 2008 Minimum [Member] USD ($)	Dec. 31, 2005 Minimum [Member] USD ($)	Aug. 31, 2012 Maximum [Member]	Apr. 30, 2012 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2009 Maximum [Member] USD ($)	Dec. 31, 2008 Maximum [Member] USD ($)	Dec. 31, 2005 Maximum [Member] USD ($)
Stock Issued During Period, Shares, New Issues	751,500	232,558								18,375			10,950,696	10,000	10,000	522,026	200,778	200,778	242,500	410,097	410,097
Common Stock, Par or Stated Value Per Share (in dollars per share)		£ 0.01													£ 0.01			£ 0.01			£ 0.01											£ 0.01	£ 0.01			£ 0.01	£ 0.01	£ 0.01	£ 0.01
Proceeds From Issuance Of Common Stock	$ 1,503									$ 37			$ 6,753	$ 23		$ 951	$ 312		$ 400	$ 522		$ 118	$ 75	$ 60							$ 253
Equity Issuance, Per Share Amount (in dollars per share)	$ 2.00									$ 2.00				$ 2.25				£ 1	$ 1.72		£ 0.8						$ 1.58																	$ 1.32	$ 1.63	$ 1.43	$ 1.16	$ 1.58	$ 0.02			$ 1.94	$ 1.95	$ 1.57	$ 1.32	$ 1.59	$ 1.13
Payments of Stock Issuance Costs	163															21				23
Receivable On Account Of Shares																							75	60
Warrants Granted To Purchase Ordinary Shares (in shares)	375,750		79,000											5,000	5,000							261,731
Warrants Granted Exercise Price To Purchase Ordinary Shares (in dollar per share)			$ 2											$ 2.25								$ 2.00
Percentage Of Warrant Coverage										100.00%				50.00%	50.00%				100.00%
Warrants Issued To Investors			39,500
Warrants Issued To Investors Per Share			$ 1
Deemed Dividend			33																			33	0	0							33
Description Of Purchase Agreement From Each Investor	(i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").									If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration.
Resale Agreement, Percentage Of Ordinary Shares																						133.00%
Proceeds From Issuance Of Stock and Warrants	190
Warrants Issuance Costs	27
Initial Fair Value Of Detachable Warrant Granted	210																					541,010									541,010			4	93					188
Detachable Warrant Issued										141
Change In Fair Value Of Detachable Warrant										40												348																		22
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period								1,365,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																						$ 1.09
Share Based Compensation Arrangement By Share Based Payment Award, Options, Vested Weighted Average Grant Date Fair Value																						$ 1.08
Share Based Compensation Arrangement By Share Based Payment Award, Non Vested Stock Options, Weighted Average Grant Date Fair Value																						$ 1.10
Allocated Share-based Compensation Expense																						385	20	(95)																	52
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																						57									57
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																						2 months 15 days
Received Warrants From Principle Shareholder																											152,000		50,700
Received Warrants From Principle Shareholder Par Value																											$ 1.55		£ 0.01
Vested and Valid Period From Date Of Grant																											10 years
Benefit In Options Outstanding																											246
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					152,000	30,000	30,000	20,475	300,000					2,988	2,988							410,000
Stock Issued During Period, Value, Share-based Compensation, Gross					95	33		29
Share Price					$ 1.63
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					86.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term					3 years
Weighted average remaining contractual term, Options exercisable at end of the period									5 years													6 years 3 months 18 days
Stock or Unit Option Plan Expense																							3	2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period																							15,000			285,000
Financial Income																						3	3	5
Exercise Price Per Share Options							£ 0.8							$ 1.56
Reclassified Related Liability In Additional Paid In Capital														35
Warrants Granted											10,000	10,000											35,000
Warrants Granted Exercise Price Per Share											$ 1			$ 2									$ 1																				$ 1								$ 2
Warrants Granted Contractual Term											5 years	5 years		5 years	5 years								5 years
Warrants Granted Value			38								12												45
Warrants Granted To Finder														20,000	20,000																												45,000								90,000
Percentage Of Amount Invested On Cash Payment											7.00%	7.00%
Stock Issued During Period Shares To Finder														16,279	16,279
Stock Issued During Period Price Per Share To Finder															£ 0.01
Stock Issued During Period Value Share To Finder														28
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total														2								450	140		70	168	448	69		119
Warrants Vested To Purchase Ordinary Shares				309,492
Warrants Vested To Purchase Ordinary Shares Per Share				£ 0.01								£ 0.01
Percentage Of Cash Transaction Fee																																										7.00%								8.00%
Minimum Amount Of Agent Raises On Financing																			5,000
Percentage Of Warrants For Agent Raises																			10.00%
Warrants Issued To Agent																			90,180
Warrants Issued To Agent Value																			120
Share-based Compensation, Total														$ 2								$ 514	$ 140	$ 0	$ 70	$ 168	$ 448	$ 69		$ 119	$ 1,528